SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
SEGMENT INFORMATION
Schedule of selected revenue and expense information for each operating segment

	Year ended December 31, 2012 (in RMB thousands)
	Company-Owned Brokerage Services	Franchise Services	Mortgage Management Services	Primary and Commercial Services	Non-allocated	Total
Revenue from external customers	623,927	13,405	25,686	85,115	—	748,133
Commissions and other agent-related costs	(394,089)	(1,221)	(6,981)	(52,991)	—	(455,282)
Operating costs	(156,460)	(6,125)	(1,432)	(11,313)	—	(175,330)
Selling, general and administrative expenses	(85,970)	(7,993)	(10,873)	(12,049)	(60,590)	(177,475)
Goodwill impairment	—	—	—	(10,755)		(10,755)
Net fair value change	—	—	—	10,453	1,536	11,989
(Loss) income from operations	(12,592)	(1,934)	6,400	8,460	(59,054)	(58,720)
Net (loss) income	(6,405)	(1,930)	6,128	5,435	(53,312)	(50,084)

	Year ended December 31, 2013 (in RMB thousands)
	Company-Owned Brokerage Services	Franchise Services	Mortgage Management Services	Primary and Commercial Services	Non-allocated	Total
Revenue from external customers	691,343	11,987	36,788	137,333	—	877,451
Commissions and other agent-related costs	(468,385)	(1,977)	(7,844)	(84,230)	—	(562,436)
Operating costs	(159,541)	(5,939)	(5,430)	(13,481)	(2)	(184,393)
Selling, general and administrative expenses	(124,079)	(9,014)	(13,237)	(19,076)	(68,659)	(234,065)
Goodwill impairment	—	—	—	(20,384)	—	(20,384)
Net fair value change	—	—	—	22,172	(103)	22,069
(Loss) income from operations	(60,662)	(4,943)	10,277	22,334	(68,764)	(101,758)
Net (loss) income	(53,914)	(4,924)	10,003	24,402	(61,510)	(85,943)

	Year ended December 31, 2014 (in RMB thousands)
	Company-Owned Brokerage Services	Franchise Services	Mortgage Management Services	Primary and Commercial Services	Non-allocated	Total
Revenue from external customers	363,881	18,012	56,548	96,193	—	534,634
Commissions and other agent-related costs	(252,792)	(4,477)	(8,264)	(76,449)	—	(341,982)
Operating costs	(116,528)	(6,308)	(19,586)	(6,514)	(2)	(148,938)
Selling, general and administrative expenses	(83,777)	(11,195)	(14,558)	(14,073)	(48,515)	(172,118)
Goodwill impairment	—	—	—	—	—	—
Net fair value change	—	—	—	—	52	52
Loss from operations	(89,216)	(3,968)	14,140	(843)	(48,465)	(128,352)
Net (loss) income	(79,339)	(3,852)	19,047	(305)	(44,949)	(109,398)